INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
12.	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its Cayman subsidiaries are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Rise HK and Edge Franchising are incorporated in Hong Kong and are subject to Hong Kong  Profits Tax at a rate of 16.5% on profits arising in or derived from Hong Kong.

PRC

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory income tax rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% EIT, namely withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

(Loss)/ income before income taxes consists of:

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
PRC	(63,513)	43,995	14,121	2,170
Non-PRC	30,653	39,050	(14,797)	(2,274)
	(32,860)	83,045	(676)	(104)

The current and deferred portions of income tax benefit/(expense) included in the consolidated statements of (loss)/income are as follows:

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Current income tax expense	(10,878)	(36,965)	(51,773)	(7,957)
Deferred income tax benefit/(expense)	11,997	4,763	(1,151)	(177)
Income tax benefit/(expense)	1,119	(32,202)	(52,924)	(8,134)

The reconciliation of the income tax expense for the years ended December 31, 2015, 2016 and 2017 is as follows:

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
(Loss)/income before income tax	(32,860)	83,045	(676)	(104)
Income tax benefit/(expense) computed at the PRC statutory tax rate of 25%	8,215	(20,761)	169	26
Effect of different tax rates in different jurisdictions	4,557	5,688	(8,175)	(1,256)
Non-deductible expenses	(2,352)	(9,051)	(26,482)	(4,071)
Outside basis difference on investment in WFOE	—	(3,174)	(4,446)	(683)
PRC royalty withholding tax	(4,177)	(4,607)	(6,950)	(1,068)
Changes in valuation allowance	(5,124)	(297)	(7,040)	(1,082)
Income tax benefit/(expense)	1,119	(32,202)	(52,924)	(8,134)

The significant components of the Group’s deferred tax assets and liabilities as of December 31, 2016 and 2017 are as follows:

	For the year ended December 31,
	2016	2017	2017
	RMB	RMB	US$
Deferred tax assets:
Tax loss carry forward	32,601	34,111	5,243
Accrued expenses	4,590	6,638	1,020
Others	1,422	1,971	303
Less: Valuation allowance	(25,491)	(32,002)	(4,919)
	13,122	10,718	1,647
Deferred tax liabilities:
Long-lived assets arising from acquisitions	—	1,094	168
Outside basis difference on investment in WFOE	3,174	7,620	1,171
Revenue recognition	8,931	3,385	521
	12,105	12,099	1,860
Presentation in the consolidated balance sheets:
Deferred tax assets	4,087	2,404	369
Deferred tax liabilities	(3,070)	(3,785)	(582)
Net deferred tax assets/(liabilities)	1,017	(1,381)	(213)

The Group operates through several subsidiaries and the VIEs and valuation allowances are considered for each of the subsidiaries and the VIEs on an individual basis. The Group recorded a valuation allowance against deferred tax assets of those subsidiaries and the VIEs that are individually in a cumulative loss as of December 31, 2016 and 2017. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2017, the aggregate undistributed earnings from the Company’s WFOE and VIEs that are available for distribution are RMB112,059 (US$17,223). The Company has considered its operational funding needs, future development initiatives and its dividend distribution plan, and is permanently reinvesting all but RMB76,202 (US$11,712). Determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical because of the various associated income taxes including withholding income tax that would be payable upon the distribution of those amounts.

As of December 31, 2016 and 2017, the Group had taxable losses of RMB130,404 and RMB136,445 (US$20,971), respectively derived from entities in the PRC, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable losses as of December 31, 2017 will expire from 2018 to 2022 if not utilized.

As of December 31, 2016 and 2017, the Group had unrecognized tax benefits of RMB9,124 and RMB8,799 (US$1,352), respectively, of which RMB932 and RMB1,389(US$213), respectively were offset against the deferred tax assets on tax losses carry forward, and the remaining amount of RMB8,192 and RMB7,410(US$1,139), respectively which if ultimately recognized, would impact the effective tax rate. The Group planned to settle unrecognized tax benefits of RMB5,888 (US$905) in cash in the next 12 months, and such amount was classified as income taxes payable. It is possible that the amount of unrecognized benefits will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2016	2017	2017
	RMB	RMB	US$
Balance at January 1,	8,843	9,124	1,402
Additions based on tax positions related to current year	281	738	113
Settlement	—	(1,063)	(163)
Balance at December 31,	9,124	8,799	1,352

The Group recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expenses. For the years ended December 31, 2015, 2016 and 2017, the Group recognized approximately RMB279, RMB573 and RMB734(US$113) in interest, respectively, and RMB275, nil, and nil in penalties, respectively. The Group had approximately RMB1,666 and RMB1,160 (US$178) in accrued interest and penalties recorded in other non-current liabilities as of December 31, 2016 and 2017, respectively.

As of December 31, 2017, tax years ended December 31, 2013 through 2017 for the WFOE and the VIEs remain open to examination by the PRC tax authorities.